Subsidiaries and Non-controlling Interests - Summary of Detailed Information About Non Controlling Interests (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Detailed Information About Non Controlling Interests [Line Items]
Carrying amount of non-controlling interests acquired	$ 78	$ 19